Other Financial Information (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line Items
Time charter, voyage and port terminal revenues	$ 178,619	$ 165,625	$ 136,756
Sales of products	68,414	69,063	51,217
Time charter, voyage and port terminal expenses	(41,776)	(41,680)	(35,410)
Direct vessel expenses	(69,476)	(63,422)	(50,422)
Cost of products sold	(65,039)	(66,757)	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(22,502)	(18,180)	(17,729)
Amortization of intangible assets	(4,438)	(4,436)	(4,486)
Amortization of deferred drydock and special survey costs	(1,332)	(718)	(394)
General and administrative expenses	(14,844)	(13,662)	(12,210)
Provision for losses on accounts receivable	(747)	(492)	(652)
Taxes Other Than Income Taxes	(8,212)	(8,934)	(7,921)
Gain on sale of assets	0	(36)	(52)
Interest expense and finance cost, net	(20,057)	(17,074)	(4,526)
Interest income	388	843	298
Foreign exchange differences	(279)	(645)	(3)
Other (expense) income, net	1,492	669	64
Income before income taxes and noncontrolling interest	211	236	7,561
Income taxes	(35)	348	(64)
Net income	176	584	7,497
Less: Net income attributable to the noncontrolling interest	(20)	(780)	(1,897)
Net (loss)/income attributable to Navios Logistics' stockholders	156	(196)	5,600
Navios South American Logistics Inc. Issuer
Line Items
General and administrative expenses	(2,916)	(1,904)	(827)
Interest expense and finance cost, net	(491)	(2,504)
Interest income	0	251
(Loss)/income before equity in net earnings of affiliated companies	(3,407)	(4,157)	(827)
Equity in net earnings/(losses) of affiliated companies and joint ventures	3,563	3,961	6,427
Income before income taxes and noncontrolling interest	156	(196)	5,600
Net income	156	(196)	5,600
Net (loss)/income attributable to Navios Logistics' stockholders	156	(196)	5,600
Guarantor Subsidiaries
Line Items
Time charter, voyage and port terminal revenues	178,579	165,573	136,618
Sales of products	68,414	69,063	51,217
Time charter, voyage and port terminal expenses	(43,386)	(43,309)	(36,202)
Direct vessel expenses	(68,695)	(62,808)	(49,991)
Cost of products sold	(65,039)	(66,757)	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(22,348)	(18,006)	(17,655)
Amortization of intangible assets	(4,438)	(4,436)	(4,486)
Amortization of deferred drydock and special survey costs	(1,332)	(718)	(394)
General and administrative expenses	(11,232)	(11,000)	(10,829)
Provision for losses on accounts receivable	(747)	(492)	(652)
Taxes Other Than Income Taxes	(8,212)	(8,934)	(7,921)
Gain on sale of assets	0	(36)	(52)
Interest expense and finance cost, net	(19,515)	(14,506)	(4,469)
Interest income	365	574	270
Foreign exchange differences	(316)	(825)	79
Other (expense) income, net	1,492	669	64
(Loss)/income before equity in net earnings of affiliated companies	3,590	4,124	8,628
Equity in net earnings/(losses) of affiliated companies and joint ventures	12	134	(126)
Income before income taxes and noncontrolling interest	3,602	4,258	8,502
Income taxes	(39)	344	(68)
Net income	3,563	4,602	8,434
Less: Net income attributable to the noncontrolling interest	0	(641)	(2,007)
Net (loss)/income attributable to Navios Logistics' stockholders	3,563	3,961	6,427
Non Guarantor Subsidiaries
Line Items
Time charter, voyage and port terminal revenues	3,874	3,915	2,133
Time charter, voyage and port terminal expenses	(2,224)	(2,234)	(1,203)
Direct vessel expenses	(781)	(614)	(431)
Depreciation of vessels, port terminals and other fixed assets, net	(154)	(174)	(74)
General and administrative expenses	(696)	(758)	(554)
Interest expense and finance cost, net	(51)	(64)	(57)
Interest income	23	18	28
Foreign exchange differences	37	180	(82)
(Loss)/income before equity in net earnings of affiliated companies	28	269	(240)
Income before income taxes and noncontrolling interest	28	269	(240)
Income taxes	4	4	4
Net income	32	273	(236)
Less: Net income attributable to the noncontrolling interest	(20)	(139)	110
Net (loss)/income attributable to Navios Logistics' stockholders	12	134	(126)
Eliminations
Line Items
Time charter, voyage and port terminal revenues	(3,834)	(3,863)	(1,995)
Time charter, voyage and port terminal expenses	3,834	3,863	1,995
Equity in net earnings/(losses) of affiliated companies and joint ventures	(3,575)	(4,095)	(6,301)
Income before income taxes and noncontrolling interest	(3,575)	(4,095)	(6,301)
Net income	(3,575)	(4,095)	(6,301)
Net (loss)/income attributable to Navios Logistics' stockholders	$ (3,575)	$ (4,095)	$ (6,301)